SIMT TAX-MANAGED LARGE CAP FUND
SIMT TAX-MANAGED LARGE CAP FUND

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Performance Information for the Tax-Managed Large Cap Fund

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2013)," in the "Performance Information" section of the Fund Summary for the Tax-Managed Large Cap Fund, the row related to "Return After Taxes on Distributions" is hereby deleted and replaced with the following:

Average Annual Returns SIMT TAX-MANAGED LARGE CAP FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SIMT TAX-MANAGED LARGE CAP FUND - CLASS A						Mar. 05, 1998
After Taxes on Distributions SIMT TAX-MANAGED LARGE CAP FUND - CLASS A	Return After Taxes on Distributions	34.49%	18.01%	7.05%	4.75%

There are no other changes in the performance information of the Tax-Managed Large Cap Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE